Leases - Components of Lease Expenses (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Lease cost:
Amortization of right-of-use assets	$ 1,529,913
Interest of lease liabilities	106,324
Expenses for short-term lease within 12 months	187,741
Total lease cost	$ 1,823,978